BRIDGE LOANS LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
BRIDGE LOANS LIABILITIES

NOTE 8 - BRIDGE LOANS LIABILITIES:

A.	Between August 2022 to January 2023, Security Matters PTY Ltd. entered into bridge loan agreements (the “Bridge Loans”) with eleven lenders, which previously lent Security Matters PTY Ltd. an aggregate amount of $3,860.

Part of the lender received also bonus warrants and redeemable warrants as described below.

The Bridge Loans have a maturity date of up to two years and bear an interest rate of 10% per annum.

As part of the Bridge Loans agreements, some of the lenders were granted two types of warrants:

(i)	Bonus Warrants – 0.32 warrants (nil after reverse stock splits) to purchase ordinary shares of the Company at an exercise price of $540,787 ($6,608,126,366 after reverse stock splits) per share and a first priority security interest in the shares of Security Matters PTY’s interest in TrueGold Consortium Pty Ltd. (“Bonus Warrants”)

The Bonus Warrants term is five years commencing upon the BCA.

(ii)	Redeemable Warrants Type 1 – 0.13 warrants (nil after reverse stock splits) to purchase ordinary shares of SMX PLC at a purchase price of $540,787 ($6,608,126,366 after reverse stock splits) per share. The Redeemable Warrants Type 1 term is five years commencing upon the BCA. (“Redeemable Warrants Type 1”)

●	50.00% of the Redeemable Warrants Type 1 shall be redeemable on a non-cumulative basis at the option of the holder, during the 30 days following the Business Combination for $235,125 ($2,873,098,420 after reverse stock splits) per warrant.
●	25.00% of the Redeemable Warrants Type 1 shall be redeemable on a non-cumulative basis at the option of the holder for the 30 days following the third anniversary of the Business Combination for $235,125 ($2,873,098,420 after reverse stock splits) per warrant.
●	25.00% of the Redeemable Warrants Type 1 shall be redeemable on a non-cumulative basis at the option of the holder for the 30 days following the fourth anniversary of the Business Combination for $235,125 ($2,873,098,420 after reverse stock splits) per warrant.

(iii)	Redeemable Warrants Type 2 – 0.53 warrants (nil after reverse stock splits) to purchase ordinary shares of SMX at a purchase price of $540,787 ($6,608,126,366 after reverse stock splits) per share. The Redeemable Warrants Type 2 term is five years commencing upon the SPAC transaction (“Redeemable Warrants Type 2”)

●	50.00% of the Redeemable Warrants Type 2 shall be redeemable on a non-cumulative basis at the option of the holder, during the 30 days following the first anniversary of the Business Combination for $235,125 ($2,873,098,420 after reverse stock splits) per warrant.
●	50.00% of the Redeemable Warrants Type 2 shall be redeemable on a non-cumulative basis at the option of the holder, during the 30 days following the second anniversary of the Business Combination for $235,125 ($2,873,098,420 after reverse stock splits) per warrant.

Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary.

The loan components were accounted in accordance with the amortized cost method.

Bridge loans conversions and repayments:

1.	During 2023 the company converted principal amount of $1,350 and redeemable warrants at the amount of $1,000 into ordinary shares.
2.	During 2023 the company converted principal amount of $750 and redeemable warrants at the amount of $1,450 into cashless warrants which converted during 2024 into ordinary shares.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 8 - BRIDGE LOANS LIABILITIES (CONT.):

3.	On June 27, 2024, the Company converted $119 of principal amount into ordinary shares warrants
4.	On September 4, 2024, the Company converted $1,300 of principal amount and accumulated interest into Senior Promissory Note (see note 7.E).
5.	During 2025, the company repaid cash amount of $370 of principal amount and accumulated interest.
6.	During 2025, a total of 2,333 ordinary shares were issued to the investors, accordingly Finance expenses of approximately $198 were recognized against share capital and share premium.

As of December 31, 2025, and December 31, 2024, the principal and the accumulated interest of the bridge loans were amounted to $453 and $728, respectively.

All warrants were classified as a derivative financial liability and are re-measured each reporting date, with changes in fair value recognized in finance expense (income), net.

Management valuing the Bonus Warrants using the Black Scholes model.

As of December 31, 2025, and 2024, the fair value of the Bonus Warrants was nil.

Management utilized a third-party appraiser to valuing the Redeemable Warrants Type 1. The fair value of the Redeemable Warrants Type 1 was calculated using the Monte-Carlo simulation model.

As of December 31, 2025 and 2024, the fair value of the Redeemable Warrants Type 1 was $30 and $34, respectively.

Management utilized a third-party appraiser to valuing the Redeemable Warrants Type 2. The fair value of the Redeemable Warrants Type 2 was calculated using Monte-Carlo simulation model.

As of December 31, 2025 the redeemable warrants type 2 was expired

As of December 31, 2024, the fair value of the Redeemable Warrants Type 2 amounted to $140.

The main assumptions used in the three valuation models as of December 31, 2024 described above were:

(1)	risk free rate 4.27%;
(2)	volatility of assets 53.94%;
(3)	expected terms of the warrants 3.18 years.

The main assumptions used in the three valuation models as of December 31, 2025, described above were:

(1)	risk free rate 4.67%
(2)	volatility of assets 359.7%
(3)	expected terms of the warrants 2.18 years.